Business Combinations - Schedule of Supplemental Pro Forma Financial Information (Details) - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
As Reported
Net loss	$ (15,464,432)	$ (1,712,172)		$ (18,604,910)
A Place For Rover INC
As Reported
Revenue	24,482,000		$ 5,381,000	36,678,000	$ 22,372,000	$ 48,800,000	$ 95,052,000	$ 71,411,000
Net loss	$ (2,806,000)		$ (18,079,000)	$ (13,397,000)	$ (38,624,000)	(57,485,000)	(51,714,000)	(64,677,000)
Net loss attributable to common stockholders						$ (57,485,000)	$ (51,714,000)	(65,168,000)
Pro Forma
Revenue								73,261,000
Net loss								(69,962,000)
Net loss attributable to common stockholders								$ (70,453,000)